Post-retirement benefit obligations - Reconciliation of PBO (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Post-retirement benefit obligations
Current net liabilities	R (389)	R (354)
Noncurrent net liabilities	11,900	11,069
Healthcare
Post-retirement benefit obligations
Net liabilities	4,243	4,163
Current net liabilities	(197)	(178)
Noncurrent net liabilities	4,046	3,985
South Africa | Healthcare
Post-retirement benefit obligations
Net liabilities	3,995	3,921
Current net liabilities	(177)	(159)
Noncurrent net liabilities	3,818	3,762
United States of America | Healthcare
Post-retirement benefit obligations
Net liabilities	248	242
Current net liabilities	(20)	(19)
Noncurrent net liabilities	R 228	R 223